Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Depreciation	The depreciation period is as follows:
Years

Laboratory and production equipment	5
Greenhouse equipment*	4 - 10
Computer equipment	3
Office furniture	17
Leasehold improvements	**
Electronic equipment	7
Vehicles	7
*	Greenhouse equipment - agricultural equipment used in the tobacco production greenhouse.
**	Leasehold improvements are amortized by the straight-line method over the shorter of the lease term or useful economic life.